SUPPLEMENT DATED AUGUST 23, 2013
TO
PROSPECTUS DATED APRIL 29, 2013
FOR SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective September 3, 2013, Dreman Value Management, L.L.C. (“DVM”) will no longer serve as subadvisor to the DWS Small Mid Cap Value VIP. All references to DVM are hereby deleted from the Prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.